CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 65,087	$ 86,123	$ 106,015
Restricted cash, current	21,824	4,314	1,185
Restricted cash, non-current portion			3,159
Total cash, cash equivalents and restricted cash	$ 86,911	$ 90,437	$ 110,359